Description of business and basis of preparation of the consolidated financial statements - IFRS 9 - Impact on the consolidated financial position (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of initial application of standards or interpretations [line items]
Non-current	€ 1,617		€ 1,464	€ 1,523
Non-current financial assets	2,282		2,247	2,359
Deferred tax assets	1,366		1,586	1,847	€ 2,137
Total non-current assets	74,701		73,612	74,373	70,898
Trade receivables	5,295	€ 5,153	5,175	4,964	4,876
Current assets related to Orange Bank activities	3,075		3,275	3,336
Total current assets	21,891		21,737	21,038	15,632
Total assets	96,592		95,349	95,411	92,318
Total equity	33,249		33,512	33,845	34,082
Total non-current liabilities	33,047		32,780	35,638	36,582
Total current liabilities	30,296		29,057	25,928	21,654
Total equity and liabilities	€ 96,592		95,349	95,411	92,318
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets			5
Total non-current assets			5
Trade receivables			(22)
Current assets related to Orange Bank activities			(6)
Total current assets			(28)
Total assets			(23)
Total equity			(23)
Total equity and liabilities			(23)
Increase (decrease) due to application of IFRS 9, impact of impairment of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets			5
Total non-current assets			5
Trade receivables			(22)
Current assets related to Orange Bank activities			(6)
Total current assets			(28)
Total assets			(23)
Total equity			(23)
Total equity and liabilities			(23)
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current		1,464	1,464
Non-current financial assets		2,247	2,247
Deferred tax assets		1,591	1,825	2,116	2,430
Total non-current assets		73,617	74,035	74,819	71,330
Trade receivables		5,153	5,175
Current assets related to Orange Bank activities		3,269	3,275
Total current assets		21,709	20,679	19,849	14,312
Total assets		95,326	94,714	94,668	91,430
Total equity		33,489	32,942	33,174	33,267
Total non-current liabilities		32,780	32,736	35,590	36,537
Total current liabilities		29,057	29,036	25,904	21,626
Total equity and liabilities		95,326	94,714	€ 94,668	€ 91,430
Financial assets available-for-sale, category [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			791
Non-current financial assets			1,067
Current assets related to Orange Bank activities			4
Financial assets available-for-sale, category [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			(791)
Non-current financial assets			(1,067)
Current assets related to Orange Bank activities			(4)
Financial assets available-for-sale, category [member] | Increase (decrease) due to application of IFRS 9, impact of classification of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			(791)
Non-current financial assets			(1,067)
Current assets related to Orange Bank activities			(4)
Financial assets available-for-sale, category [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			791
Non-current financial assets			1,067
Current assets related to Orange Bank activities			4
Financial assets at fair value through profit or loss, category [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current financial assets			146
Current assets related to Orange Bank activities			171
Financial assets at fair value through profit or loss, category [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			71
Non-current financial assets			1,554
Financial assets at fair value through profit or loss, category [member] | Increase (decrease) due to application of IFRS 9, impact of classification of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			71
Non-current financial assets			1,554
Financial assets at fair value through profit or loss, category [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current		71
Non-current financial assets		1,700	146
Current assets related to Orange Bank activities		171	171
Held-to-maturity investments, category (should only appear in IFRS 9 disclosure after taxonomy conversion AND updated for first 12/31/18 draft) [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			611
Current assets related to Orange Bank activities			4
Held-to-maturity investments, category (should only appear in IFRS 9 disclosure after taxonomy conversion AND updated for first 12/31/18 draft) [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			(611)
Current assets related to Orange Bank activities			(4)
Held-to-maturity investments, category (should only appear in IFRS 9 disclosure after taxonomy conversion AND updated for first 12/31/18 draft) [member] | Increase (decrease) due to application of IFRS 9, impact of classification of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			(611)
Current assets related to Orange Bank activities			(4)
Held-to-maturity investments, category (should only appear in IFRS 9 disclosure after taxonomy conversion AND updated for first 12/31/18 draft) [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			611
Current assets related to Orange Bank activities			4
Financial assets at amortised cost, category [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			62
Non-current financial assets			1,034
Current assets related to Orange Bank activities			3,096
Financial assets at amortised cost, category [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			549
Non-current financial assets			(695)
Current assets related to Orange Bank activities			(2)
Financial assets at amortised cost, category [member] | Increase (decrease) due to application of IFRS 9, impact of classification of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			549
Non-current financial assets			(695)
Current assets related to Orange Bank activities			4
Financial assets at amortised cost, category [member] | Increase (decrease) due to application of IFRS 9, impact of impairment of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Current assets related to Orange Bank activities			(6)
Financial assets at amortised cost, category [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current		611	62
Non-current financial assets		339	1,034
Current assets related to Orange Bank activities		3,094	3,096
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			782
Current assets related to Orange Bank activities			4
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Increase (decrease) due to application of IFRS 9, impact of classification of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current			782
Current assets related to Orange Bank activities			4
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current		782
Current assets related to Orange Bank activities		4
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current financial assets			208
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Increase (decrease) due to application of IFRS 9, impact of classification of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current financial assets			€ 208
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Non-current financial assets		€ 208